Operations (Tables)	12 Months Ended
Dec. 31, 2023
Operations and Reorganization [Abstract]
Schedule of subsidiaries and variable interest entities
As of December 31, 2023, the Company’s major subsidiaries and consolidated VIEs are as follows:

	Place and year of incorporation	Percentage of economic ownership	Principal activities
Subsidiaries
Youdao (Hong Kong) Limited	Hong Kong, China, 2016	100%	Holding company
Youdao Education Technology (Hong Kong) Limited	Hong Kong, China, 2021	100%	Providing sales of smart devices
NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China, 2006	100%	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. (“Youdao Hangzhou”)	Hangzhou, China, 2019	100%	Providing technical support to the VIEs
NetEase Youdao (Hangzhou) Smart Technology Co., Ltd. (“Youdao Smart Technology”)	Hangzhou, China, 2021	100%	Providing sales of smart devices

	Place and year of incorporation	Percentage of beneficial interests	Principal activities
VIEs
Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”)	Beijing, China, 2007	100%	Providing online learning services as well as online marketing services
Hangzhou NetEase Linjiedian Education Technology Co., Ltd. (“Linjiedian Education”)	Hangzhou, China, 2019	100%	Providing online learning services
Youdao (Guangzhou) Computer System Co., Ltd. (“Youdao Guangzhou Computer”)	Guangzhou, China, 2021	100%	Providing online learning services

Schedule of variable interest entities
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements:

	As of December 31,
	2022	2023
	RMB	RMB
Assets
Cash and cash equivalents	238,585	199,420
Restricted cash	873	105
Short-term investments	21,356	71,848
Accounts receivable, net	170,005	198,645
Inventories	52,958	31,346
Amounts due from NetEase Group and Youdao Group	1,393,994	1,228,509
Prepayment and other current assets	90,365	71,061

Total current assets	1,968,136	1,800,934

Property, equipment and software, net	5,525	5,302
Operating lease right-of-use assets, net	31,985	47,697
Goodwill	103,006	103,006
Other assets, net	73,119	71,293

Total non-current assets	213,635	227,298

Total assets	2,181,771	2,028,232

Liabilities
Accounts payables	49,305	45,939
Payroll payable	10,803	17,232
Amounts due to NetEase Group and Youdao Group	857,883	598,935
Contract liabilities	1,017,029	978,065
Taxes payable	19,516	23,301
Accrued liabilities and other payables	122,758	202,214

Total current liabilities	2,077,294	1,865,686

Long-term lease liabilities	22,565	29,325
Other non-current liabilities	4,498	12,698

Total non-current liabilities	27,063	42,023

Total liabilities	2,104,357	1,907,709

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues:
Third-party net revenues	2,750,610	3,505,470	4,132,058
Other intra-Group net revenues	941	10,512	16,871

Total net revenues	2,751,551	3,515,982	4,148,929

Cost and expenses:
Third-party cost and expenses	(561,272)	(759,964)	(1,160,224)
Intra-Group cost and expenses related to technical consulting and related services	(2,221,199)	(2,767,812)	(2,881,029)
Other intra-Group cost and expenses	(10,673)	(2,685)	(63,614)

Total cost and expenses	(2,793,144)	(3,530,461)	(4,104,867)

Net (loss)/income from continuing operations	(58,520)	(31,540)	37,691

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with third parties	3,278,167	2,950,638	3,342,893
Net cash used in transactions with intra-Group companies related to technical consulting and related services	(2,409,300)	(2,944,165)	(3,287,474)
Net cash used in other transactions with intra-Group companies	(699)	(589,142)	(47,364)

Net cash provided by/(used in) operating activities	868,168	(582,669)	8,055

Cash flows from investing activities:
Net cash provided by/(used in) transactions with third parties	8,550	(62,282)	(52,988)

Net cash provided by/(used in) investing activities	8,550	(62,282)	(52,988)
Cash flows from financing activities:
Capital contribution to VIE	—	—	5,000

Net cash provided by financing activities	—	—	5,000